Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Concentration of Risks [Line Items]
Deposited amount	¥ 20,415	$ 2,905	¥ 24,674
Deposit insurance limit	¥ 500